Investment Securities (Maturity Distribution of Investment Securities AFS Reported at Amortized Cost and Estimated Fair Value) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Due in one year or less	$ 16,285
Amortized Cost, Due after one year to five years	33,794
Amortized Cost, Due after five years to ten years	58,613
Amortized Cost, Due after ten years	367,832
Total, Amortized Cost	476,524
Estimated Fair Value, Due in one year or less	16,616
Estimated Fair Value, Due after one year to five years	34,637
Estimated Fair Value, Due after five years to ten years	60,073
Estimated Fair Value, Due after ten years	382,940
Total, Estimated Fair Value	$ 494,266